SUPPLEMENT DATED DECEMBER 18, 2017
TO PROSPECTUS DATED MAY 1, 2009
FOR
WRL EVOLUTION SM
An Individual Flexible Premium Variable Life Insurance Policy
Issued through
WRL Series Life Account G
 By
Transamerica Premier Life Insurance Company

This Supplement modifies certain information contained in your WRL Evolution prospectus. Please read it carefully and retain it for future reference.  All terms that are not defined in this supplement shall have the same meanings as the same terms used in the prospectuses.

Effective on or about February 1, 2018, the following portfolio names will change:

Current Name	New Name
Transamerica Asset Allocation – Conservative VP	Transamerica JPMorgan Asset Allocation - Conservative VP
Transamerica Asset Allocation - Growth VP	Transamerica JPMorgan Asset Allocation – Growth VP
Transamerica Asset Allocation - Moderate Growth VP	Transamerica JPMorgan Asset Allocation - Moderate Growth VP
Transamerica Asset Allocation - Moderate VP	Transamerica JPMorgan Asset Allocation - Moderate VP
Transamerica International Moderate Growth VP	Transamerica JPMorgan International Moderate Growth VP

* * *

Please Retain this Supplement for Future Reference